Form N-CSR Cover	6 Months Ended
Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Fixed Income Securities Funds
Entity Central Index Key	0000106444
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025